Insurance Contract Liabilities and Reinsurance Assets - Summary of Actuarial Methods and Assumptions (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities	CAD 324	CAD 1,354
Change in insurance and investment contract liabilities net of reinsurance	277	655
Change in net income attributed to shareholders (post-tax)	(35)	(453)
ALDA and Public Equity Investment Return Assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities	1,403
Change in insurance and investment contract liabilities net of reinsurance	1,296
Change in net income attributed to shareholders (post-tax)	(892)
Corporate Spread Assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities	(554)
Change in insurance and investment contract liabilities net of reinsurance	(515)
Change in net income attributed to shareholders (post-tax)	344
Refinements To Liability and Tax Cash Flows [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities	(1,273)
Change in insurance and investment contract liabilities net of reinsurance	(1,049)
Change in net income attributed to shareholders (post-tax)	696
Mortality and morbidity updates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities	(219)	(12)
Change in insurance and investment contract liabilities net of reinsurance	(254)	(53)
Change in net income attributed to shareholders (post-tax)	299	76
Lapses and policyholder behavior [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities	1,057
Change in insurance and investment contract liabilities net of reinsurance	1,019
Change in net income attributed to shareholders (post-tax)	(783)
Other updates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities	(90)	719
Change in insurance and investment contract liabilities net of reinsurance	(220)	162
Change in net income attributed to shareholders (post-tax)	301	(73)
Other updates [Member] | ALDA and Public Equity Investment Return Assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in net income attributed to shareholders (post-tax)	892
Other updates [Member] | Corporate Spread Assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in net income attributed to shareholders (post-tax)	CAD 344
JH Long Term Care triennial review [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities		696
Change in insurance and investment contract liabilities net of reinsurance		696
Change in net income attributed to shareholders (post-tax)		(452)
U.S. variable annuities guaranteed minimum withdrawal benefit incidence and utilization [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities		(1,024)
Change in insurance and investment contract liabilities net of reinsurance		(1,024)
Change in net income attributed to shareholders (post-tax)		665
Other lapses and policyholder behaviour [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities		516
Change in insurance and investment contract liabilities net of reinsurance		431
Change in net income attributed to shareholders (post-tax)		(356)
Economic reinvestment assumptions [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Change in gross insurance and investment contract liabilities		459
Change in insurance and investment contract liabilities net of reinsurance		443
Change in net income attributed to shareholders (post-tax)		CAD (313)